SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF INCOME AND EXPENSES OF THE REPORTABLE SEGMENT

Additional details about each of its corporate income and expenses of the reportable segment were set forth below:

	Years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Revenue from external customers	$83,130,627	$86,757,848	$105,899,932	$13,610,241
Revenue from related parties	865,816	921,256	1,009,312	129,717
Total revenues, net	83,996,443	87,679,104	106,909,244	13,739,958
Cost of revenue	(66,496,755)	(62,143,414)	(85,601,168)	(11,001,448)
Gross profit	17,499,688	25,535,690	21,308,076	2,738,510
Sales and distribution expenses, third parties	(547,544)	(778,226)	(1,785,831)	(229,515)
Sales and distribution expenses, related parties	(2,040,000)	(680,000)	-	-
Share-based compensation	-	-	(43,943,900)	(5,647,663)
Personnel and benefit costs	(4,899,068)	(7,115,663)	(6,788,297)	(872,431)
Depreciation and amortization	(512,797)	(3,546,375)	(3,790,645)	(487,173)
Legal and professional fee	-	(1,262,899)	(2,230,218)	(286,627)
(Allowance for) reversal of expected credit losses	-	(55,341)	1,716	221
Allowance for obsolete inventories	-	-	(51,579)	(6,629)
General and administrative expenses	(1,877,083)	(2,679,323)	(2,776,659)	(356,856)
Total operating expenses	(9,876,492)	(16,117,827)	(61,365,413)	(7,886,673)
Income (loss) from operations	7,623,196	9,417,863	(40,057,337)	(5,148,163)

Other income (expense):
Interest income	914	30,451	266,271	34,221
Interest expense	(55,363)	(456,597)	(265,775)	(34,157)
Government subsidies	4,800	-	-	-
Sundry income	-	33,206	338,652	43,523
Total other (expenses) incomes, net	(49,649)	(392,940)	339,148	43,587

Income (loss) before income taxes	7,573,547	9,024,923	(39,718,189)	(5,104,576)

Income tax expense	(1,012,496)	(1,563,477)	(1,229,303)	(157,990)

SEGMENT PROFIT (LOSS)	$6,561,051	$7,461,446	$(40,947,492)	$(5,262,566)

SCHEDULE OF FINANCIAL INFORMATION CONCERNING GEOGRAPHIC SEGMENTS

	Years ended September 30,
By geographic region	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Western Europe	$51,550,492	$55,421,000	$31,860,524	$4,094,709
North America	31,488,475	23,930,354	45,271,596	5,818,298
Middle East	103,868	5,569	1,822	234
East Asia	853,608	8,322,181	29,775,302	3,826,717
Total	$83,996,443	$87,679,104	$106,909,244	$13,739,958